Intangible Assets - Schedule of Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of goodwill [line items]
Carrying value	£ 1,203	£ 1,203
Cost
Disclosure of goodwill [line items]
Carrying value	1,285	1,285
Accumulated Impairment
Disclosure of goodwill [line items]
Carrying value	£ (82)	£ (82)